SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Tax Operating Loss Carryforward - USA	$ 10,800,000	$ 9,800,000
Other
Valuation Allowance - USA	(10,800,000)	(9,800,000)
Deferred Tax Assets, Net
Previously Reported [Member]
Tax Operating Loss Carryforward - USA	10,800,000	9,800,000
Other
Valuation Allowance - USA	(10,800,000)	(9,800,000)
Deferred Tax Assets, Net